SRA Companies, Inc Statements of Changes in Stockholders' Equity - SRA Companies, Inc. - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings (Accumulated Deficit)
Shares, beginning of period at Jun. 30, 2012		514
Balance, beginning of period at Jun. 30, 2012	$ 475,848	$ 5	$ 516,814	$ (12,027)	$ (28,944)
Net loss	(317,294)				(317,294)
Issuance of common Stock		0
Stock-based compensation	2,836		2,836
Other	(65)		(65)
Unrealized loss on interest rate swaps, net of tax	(156)			(156)
Shares, ending of period at Jun. 30, 2013		514
Balance, end of period at Jun. 30, 2013	161,169	$ 5	519,585	(12,183)	(346,238)
Net loss	(24,162)				(24,162)
Issuance of common Stock		0
Stock-based compensation	3,346		3,346
Other	(17)		(17)
Unrealized loss on interest rate swaps, net of tax	312			312
Shares, ending of period at Jun. 30, 2014		514
Balance, end of period at Jun. 30, 2014	140,648	$ 5	522,914	(11,871)	(370,400)
Net loss	(11,944)				(11,944)
Issuance of common Stock		3
Stock-based compensation	3,910		3,910
Other	(46)		(46)
Unrealized loss on interest rate swaps, net of tax	5,758			5,758
Shares, ending of period at Jun. 30, 2015		517
Balance, end of period at Jun. 30, 2015	$ 138,326	$ 5	$ 526,778	$ (6,113)	$ (382,344)